Business Combinations - Summary of Acquiree (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Incross Co Ltd [Member]
Disclosure of detailed information about business combination [line items]
Corporate name			Incross Co., Ltd.
Location			5th floor, 1926, Nambusunhwan-ro, Gwanak-gu, Seoul, Korea
CEO			Lee, Jae-won
Industry			Media representative business
Studio Dolphin Co Ltd [Member] | DREAMUS COMPANY [member]
Disclosure of detailed information about business combination [line items]
Corporate name	Studio Dolphin Co., Ltd.
Location	3rd floor, 10, Jandari-ro 7an-gil, Mapo-gu, Seoul, Korea
CEO	Kim, Dong-Hee
Industry	Music and sound recording business
YLP Inc [Member] | T map Mobility Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Corporate name	YLP Inc.
Location	1740, Cheongwon-ro, Pyeongtaek-si, Gyeonggi-do, Korea
CEO	Lee, Hyeok-Ju
Industry	Freight forwarders and cargo agents
Rokmedia Co., Ltd [member] | One Store Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Corporate name	Rokmedia Co., Ltd.
Location	3rd floor, 330, Seongam-ro, Mapo-gu, Seoul, Korea
CEO	Kang, Jun-Gyu / Kim, Jeong-Su
Industry	Publishing and telecommunications retail business
GOOD SERVICE Co., Ltd [member] | T map Mobility Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Corporate name	GOOD SERVICE Co., Ltd.
Location	4th floor, 54, Daeheung-ro, Mapo-gu, Seoul, Korea
CEO	Kim, Seung-Wook
Industry	Surrogate driving service business and related business
Broadband Nowon Co., Ltd. [member]
Disclosure of detailed information about business combination [line items]
Corporate name		Broadband Nowon Co., Ltd.
Location		21, 81gil, Dobong-ro, Gangbuk-gu, Seoul, Korea
CEO		Yoo, Chang-Wan
Industry		Cable broadcasting services